PROSPECTUS SUPPLEMENT

January 1, 2020

for

Flexible Solutions® VUL (2018) • Flexible Solutions® VUL III • Executive Benefits VUL • Flexible Solutions® VUL Gold • Flexible Solutions® VUL • Park Avenue Life — Millennium Series® • Park Avenue Survivorship Variable Universal Life (SVUL) — Millennium Series® • Park Avenue Variable Universal Life (VUL) — Millennium Series® • Park Avenue Variable Universal Life (VUL) — 97 Form • Park Avenue Life (PAL) 97 • Park Avenue Life (PAL) 95 • Select Guard Annual Premium Variable Life • Value Plus Single Premium Variable Life

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the following:

(i)	Prospectus dated May 1, 2019, as supplemented, for Flexible Solutions® VUL (2018) issued through The Guardian Separate Account N;

(ii)	Prospectus dated May 1, 2019, as supplemented, for Flexible Solutions® VUL III issued through The Guardian Separate Account N;

(iii)	Prospectus dated May 1, 2019, as supplemented, for Executive Benefits VUL issued through The Guardian Separate Account N;

(iv)	Prospectus dated April 30, 2014 for Flexible Solutions® VUL Gold issued through The Guardian Separate Account N;

(v)	Prospectus dated May 1, 2008, as supplemented, for Flexible Solutions® VUL issued through The Guardian Separate Account N;

(vi)	Prospectus dated May 1, 2006, as supplemented, for Park Avenue Life — Millennium Series® issued through The Guardian Separate Account K;

(vii)	Prospectus dated May 1, 2008, as supplemented, for Park Avenue Survivorship Variable Universal Life (SVUL) — Millennium Series® issued through The Guardian Separate Account N;

(viii)	Prospectus dated May 1, 2006, as supplemented, for Park Avenue Variable Universal Life (VUL) — Millennium Series® issued through The Guardian Separate Account N;

(ix)	Prospectus dated May 1, 2001, as supplemented, for Park Avenue Variable Universal Life (VUL) — 97 Form issued through The Guardian Separate Account M;

(x)	Prospectus dated April 30, 2012, as supplemented, for Park Avenue Life (PAL) 95 issued through The Guardian Separate Account K;

(xi)	Prospectus dated April 30, 2012, as supplemented, for Park Avenue Life (PAL) 97 issued through The Guardian Separate Account K;

(xii)	Prospectus dated May 1, 1998, as supplemented, for Select Guard issued through The Guardian Separate Account C; and

(xiii)	Prospectus dated May 1, 2002, as supplemented, for Value Plus issued through The Guardian Separate Account B.

Effective December 31, 2019, Park Avenue Securities LLC, the distributor of the variable policies listed above, is a wholly owned subsidiary of The Guardian Life Insurance Company of America.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE

RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.